COMMITMENTS (Details) (Narrative) (USD $)		0 Months Ended		0 Months Ended	19 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended
	Aug. 31, 2012	May 24, 2011 FROG Consulting LLC Arttor Gold	May 22, 2011 FROG Consulting LLC Arttor Gold	May 24, 2011 FROG Consulting LLC Arttor Gold	Dec. 31, 2012 FROG Consulting LLC Arttor Gold	May 24, 2012 FROG Consulting LLC Arttor Gold	Aug. 31, 2011 Centerra (U.S.) Inc. Arttor Gold	Aug. 31, 2012 Centerra (U.S.) Inc. Arttor Gold	Dec. 31, 2012 Centerra (U.S.) Inc. Arttor Gold	Nov. 30, 2012 X-Cal USA,Inc and Paramount Gold and Silver Corp
Lease Agreements		Arttor Gold entered into two lease agreements with F.R.O.G. Consulting, LLC, an affiliate of one of the former members of Arttor Gold, for the Red Rock Mineral Prospect and the North Battle Mountain Mineral Prospect.		Arttor Gold entered into two lease agreements with F.R.O.G. Consulting, LLC, an affiliate of one of the former members of Arttor Gold, for the Red Rock Mineral Prospect and the North Battle Mountain Mineral Prospect.			Arttor Gold, entered into lease agreement with Centerra (U.S.) Inc. (“Centerra”).
Lease Terms		The leases grant the exclusive right to explore,mine and develop gold, silver, palladium, platinum and other minerals on the properties for a term of ten (10) years and may be renewed in ten (10) year increments. The terms of the Leases may not exceed ninety-nine (99) years. Arttor Gold may terminate these leases at any time.		The leases grant the exclusive right to explore,mine and develop gold, silver, palladium, platinum and other minerals on the properties for a term of ten (10) years and may be renewed in ten (10) year increments. The terms of the Leases may not exceed ninety-nine (99) years. Arttor Gold may terminate these leases at any time.

 The lease grants the exclusive right to explore, mine and develop any and all metals, ores and other minerals on the properties which consist of 24 unpatented mining claims located Lander County, Nevada for a term of ten (10) years and may be renewed in ten (10) year increments. Arttor Gold may terminate these leases at any time.

Initial lease payment			$ 5,000				$ 13,616
Lease Payment Terms		Arttor Golds lease payments will be the greater of (i) the advance minimum royalty payments according to the table above, or(ii) a production royalty equal to 3% of the gross sales price and 1% of the gross sales price of any other minerals that Arttor Gold recovers.		Arttor Golds lease payments will be the greater of (i) the advance minimum royalty payments according to the table above, or(ii) a production royalty equal to 3% of the gross sales price and 1% of the gross sales price of any other minerals that Arttor Gold recovers.
Royalty Payment On Production, In percentage							4.00%			2.00%
Production Royalties Terms		Arttor Gold has the right to buy down the production royalties on gold, silver, platinum and palladium by payment of $2,000,000 for the first one percent (1%).		Arttor Gold has the right to buy down the production royalties on gold, silver, platinum and palladium by payment of $2,000,000 for the first one percent (1%).

Arttor Gold has the right to buy down the production royalties by payment of $1,500,000 for the first one percent (1%) on or before completion of a positive feasibility study and another one percent (1%) by making cash payment of $2,500,000 on or before achievement of commercial production.

Required Work Expenditure for each property					100,000
Required Work Expenditure for each property for year 2013					200,000
Work Expenditure Incurred for both properties					1,230,000				183,000
Annual Maintenance Payments on per claim to BLM				152
Annual Maintenance Payments to BLM				46,000				12,000
Minimum Royalty Payment On First Anniversary						15,000
Work Expenditures Upto Fifth Anniversary							100,000
Work Expinditures from Sixth to Tenth Anniversary							150,000
Work Expenditure From Eleventh Anniversay Onwards Yearly							200,000
Payment For Services Rendered On Geological Advisory Board	$ 10,000